Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt
(5) Long-term Debt

Long-term debt for the Company consisted of the following:

(in millions)
	December 31,
	2012	2011
Long-term debt:
2011 Domestic long-term revolving credit facility payable to lenders, interest at Base Rate or LIBOR plus applicable margin (2.21% and 2.05% as of December 31, 2012 and 2011, respectively), commitment through and due June 28, 2016	$650.0	$585.0
$375.0 million senior notes, payable to lenders, interest at 6.875% due December 15, 2020	375.0	—
Total Long-term debt	$1,025.0	$585.0

2011 Credit Facility

On October 18, 2005, the Company entered into a credit agreement (the "2011 Credit Facility") with a syndicate of banks. On June 28, 2011, the Company amended and restated its 2011 Credit Facility, as amended, which increased the total availability under the 2011 Credit Facility to an aggregate of $770.0 million, added an option to increase domestic availability by an additional $250.0 million, extended the maturity date to June 28, 2016, and increased the applicable margins and certain fees to current market conditions.

The 2011 Credit Facility consists of domestic and foreign credit facilities (the "2011 Revolvers") that provide for the incurrence of indebtedness up to an aggregate principal amount of $770.0 million. The domestic credit facility is a five-year, $745.0 million revolving credit facility. The foreign credit facility is a five-year, $25.0 million revolving credit facility. The 2011 Revolvers provide for the issuance of letters of credit and bank guarantees ("Contingent Liabilities") which, when issued, constitute usage and reduce availability under the 2011 Revolvers. The aggregate amount of Contingent Liabilities outstanding under the 2011 Revolvers was $1.0 million at December 31, 2012. After giving effect to Contingent Liabilities and $650.0 million in borrowings under the 2011 Revolvers, total availability under the 2011 Revolvers was $119.0 million as of December 31, 2012. Both credit facilities bear interest at a rate equal to the applicable margin, as determined in accordance with a performance pricing grid set forth in the 2011 Credit Facility, plus one of the following indexes: London Inter-Bank Offering Rate (LIBOR) and for U.S. dollar-denominated loans only, a base rate. The base rate of U.S. dollar-denominated loans is defined as the higher of the Bank of America prime rate or the Federal Funds rate plus 0.50%. The Company also pays an annual commitment fee on the unused amount of the Credit Facility. The commitment fee is calculated based on the consolidated leverage ratio and ranges from 0.375% to 0.50%.

The 2011 Credit Facility is guaranteed by Tempur-Pedic International, as well as certain other subsidiaries of Tempur-Pedic International, and is secured by certain fixed and intangible assets of Dan-Foam ApS and substantially all the Company's U.S. assets. The 2011 Credit Facility contains certain financial covenants and requirements affecting the Company, including a consolidated interest coverage ratio and a consolidated leverage ratio. The Company amended the 2011 Credit Facility to exclude the Senior Notes and related interest described below from the covenants. The Company was in compliance with all covenants as of December 31, 2012.

In conjunction with the Company amending and restating its 2011 Credit Facility, $6.2 million of deferred financing costs were capitalized and will be amortized over the five year extension.

Senior Notes

On December 19, 2012, Tempur-Pedic International issued $375.0 million aggregate principal amount of 6.875% senior notes due 2020 (the "Senior Notes") to qualified institutional buyers pursuant to Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"), and to certain non-U.S. persons in accordance with Regulation S under the Securities Act. The Senior Notes were issued pursuant to an indenture, dated as of December 19, 2012 (the "Indenture"), among the Company, certain subsidiaries of Tempur-Pedic International as guarantors (the "Guarantors") and The Bank of New York Mellon Trust Company, N.A., as trustee (the "Trustee"). The Senior Notes are general unsecured senior obligations of Tempur-Pedic International and are guaranteed on a senior unsecured basis by the Guarantors. Upon the anticipated close of the Sealy Acquisition, Sealy and certain of its subsidiaries will become guarantors of the Senior Notes.
The Senior Notes mature on December 15, 2020, and interest is payable semi-annually in arrears on each June 15 and December 15, beginning on June 15, 2013. As part of the escrow arrangements described below, the Company funded into escrow $20.2 million to fund interest through October 1, 2013. At December 31, 2012, $19.3 million remained as prepaid interest and is included in prepaid expenses and other current assets in the accompanying Consolidated Balance Sheets.

Tempur-Pedic International has the option to redeem all or a portion of the Senior Notes at any time on or after December 15, 2016.  The initial redemption price is 103.438% of the principal amount, plus accrued and unpaid interest, if any.  The redemption price will decline each year after 2016 and will be 100.0% of the principal amount beginning on December 15, 2018.  In addition, Tempur-Pedic International has the option at any time prior to December 15, 2016 to redeem some or all of the Senior Notes at 100.0% of the original principal amount plus a "make-whole" premium and accrued and unpaid interest, if any. Tempur-Pedic International may also redeem up to 35.0% of the Senior Notes prior to December 15, 2015 under certain circumstances with the net cash proceeds from certain equity offerings at 106.875% of the principal amount plus accrued and unpaid interest, if any.  Tempur-Pedic International may make such redemptions only if, after any such redemption, at least 65.0% of the aggregate principal amount of the Senior Notes issued remains outstanding.

The Indenture restricts the ability of Tempur-Pedic International and the ability of certain of its subsidiaries to, among other things: (i) incur, directly or indirectly, debt; (ii) make, directly or indirectly, certain investments and restricted payments; (iii) incur or suffer to exist, directly or indirectly, liens on its properties or assets; (iv) sell or otherwise dispose of, directly or indirectly, assets; (v) create or otherwise cause or suffer to exist any consensual restriction on the right of certain of the subsidiaries of Tempur-Pedic International to pay dividends or make any other distributions on or in respect of their capital stock; (vi) enter into transactions with affiliate; (vii) engage in sale-leaseback transactions; (viii) purchase or redeem capital stock or subordinated indebtedness; (ix) issue or sell stock of restricted subsidiairies; and (x) effect a consolidation or merger. These covenants are subject to a number of exceptions and qualifications.

Concurrently with the closing of the Senior Notes,Tempur-Pedic International entered into an escrow and security agreement (the "Escrow Agreement") with the Trustee, as escrow agent. The gross proceeds from the sale of the Senior Notes, together with additional cash necessary to fund the redemption of the Senior Notes at the stated redemption rate and pay accrued interest to October 1, 2013, have been deposited into the escrow account.   If the Sealy Acquisition is consummated on or prior to September 26, 2013, the amounts held in escrow will be released to Tempur-Pedic International to finance the cash purchase price of the Sealy Acquisition.  If the Sealy Acquisition is not consummated on or prior to September 26, 2013, the Senior Notes will be subject to a special mandatory redemption at a redemption price of 100.0% of the principal amount plus accrued and unpaid interest, if any, and the amounts held in the escrow account will be used to fund the redemption.

Also in conjunction with the issuance and sale of the Senior Notes, Tempur-Pedic International and the Guarantors have agreed through a Registration Rights Agreement to exchange the Senior Notes for a new issue of substantially identical registered notes under the Securities Act. Tempur-Pedic International and the Guarantors are required to pay additional interest if the Senior Notes are not registered within the specified time periods outlined within the Registration Rights Agreement.

2012 Credit Agreement

On December 12, 2012, Tempur-Pedic International and certain subsidiaries of Tempur-Pedic International as borrowers and guarantors, entered into a credit agreement (the "2012 Credit Agreement") with a syndicate of banks. The 2012 Credit Agreement provides for (i) a revolving credit facility of $350.0 million (the "Revolver"), (ii) a term A facility of $550.0 million (the "Term A Facility") and (iii) a term B facility of $870.0 million (the "Term B Facility"). The Revolver includes a sublimit for letters of credit and swingline loans, subject to certain conditions and limits. The Revolver and the Term A Facility will mature on the fifth anniversary of the closing and the Term B Facility will mature on the seventh anniversary of the closing. The Revolver, the Term A Facility and the Term B Facility are expected to close and fund in connection with the Sealy Acquisition. The obligations of the lenders to the 2012 Credit Agreement to make the initial loans at the closing of the Sealy Acquisition and the loans subsequent to closing are subject to certain customary closing conditions.

Borrowings under the 2012 Credit Agreement will generally bear interest, at the election of Tempur-Pedic International, at either (i) LIBOR plus the applicable margin or (ii) Base Rate plus the applicable margin. For the Revolver and the Term A Facility, (a) the initial applicable margin for LIBOR advances is 3.00% per annum and the initial applicable margin for Base Rate advances is 2.00% per annum, and (b) thereafter following the delivery of financial statements for the first full fiscal quarter after closing, such applicable margins will be determined by a pricing grid based on the consolidated total net leverage ratio of the Company. The Term B Facility applicable margin is 4.00% per annum for LIBOR advances and 3.00% per annum for Base Rate advances.

Obligations under the 2012 Credit Agreement are guaranteed by Tempur-Pedic International's existing and future direct and indirect wholly-owned domestic subsidiaries, subject to certain limited exceptions; and the Credit Agreement is secured by first priority perfected security interests in substantially all Tempur-Pedic International's and the other borrowers' assets and the assets of each subsidiary guarantor, whether owned as of the closing or thereafter acquired, including a first priority pledge of 100.0% of the equity interests of each subsidiary guarantor that is a domestic entity (subject to certain limited exceptions) and 65.0% of the voting equity interests of any direct first tier foreign entity owned by a subsidiary guarantor. The 2012 Credit Agreement requires compliance with certain financial covenants providing for maintenance of a minimum consolidated interest coverage ratio and maintenance of a maximum consolidated total net leverage ratio.

The 2012 Credit Agreement contains certain customary negative covenants, which include limitations on liens, investments, indebtedness, dispositions, mergers and acquisitions, the making of restricted payments, changes in the nature of business, changes in fiscal year, transactions with affiliates, use of proceeds, prepayments of certain indebtedness, entry into burdensome agreements and changes to governing documents and other junior financing documents. The 2012 Credit Agreement also contains certain customary affirmative covenants and events of default, including upon a change of control.

Tempur-Pedic International is required to pay an unused commitment fee, which initially is 0.50% per annum and which steps down to 0.375% per annum if the consolidated total net leverage ratio is less than or equal to 3.50:1.00. Such unused commitment fee will be payable quarterly in arrears and on the date of termination or expiration of the commitments under the Revolver. Tempur-Pedic International will also pay customary letter of credit issuance and other fees under the 2012 Credit Agreement. Tempur-Pedic International's existing credit facilities will remain in place until the closing of the Sealy Acquisition.

Interest Rate Swap

On August 8, 2011, the Company entered into a four-year interest rate swap agreement to manage interest costs and the risk associated with changing interest rates associated with the 2011 Credit Facility. Refer to Note 7, "Derivative Financial Instruments" for additional information regarding the Company's derivative instruments, including this interest rate swap.